Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other current liabilities [Abstract]
Other current liabilities

Note 9 - Other current liabilities

Composition:

	As of December 31,
	2022	2021

Employees and salary-related institutions	1,515	1,184
Accrued expenses (*)	1,307	1,266
Others	50	72
	2,872	3,522

(*)	Includes balance of NIS 113 and NIS 90 in respect of management fees to related party as of December 31, 2022 and 2021, respectively (see Note 17A below).